Share Based Compensation - Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	$ 9,937,000	$ 20,021,000	$ 30,386,000
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	5,241,000	12,992,000	17,761,000
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	4,696,000	7,115,000	12,451,000
Capitalized to fixed assets
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	$ 0	$ (86,000)	$ 174,000